LVIP Delaware Wealth Builder Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–52.31%
U.S. MARKETS–44.43%
Aerospace & Defense–1.88%
Lockheed Martin	758	$ 280,081
Northrop Grumman	4,400	1,424,016
Raytheon Technologies	17,179	1,327,421
		3,031,518
Air Freight & Logistics–0.20%
United Parcel Service Class B	1,883	320,091
		320,091
Banks–1.79%
Huntington Bancshares	10,264	161,350
Truist Financial	22,500	1,312,200
US Bancorp	25,500	1,410,405
		2,883,955
Biotechnology–0.43%
AbbVie	3,386	366,433
Amgen	1,336	332,410
		698,843
Capital Markets–0.94%
Ameriprise Financial	1,291	300,093
Artisan Partners Asset Management Class A	4,517	235,652
BlackRock	419	315,909
Invesco	11,329	285,718
Morgan Stanley	1,499	116,412
S&P Global	731	257,948
		1,511,732
Chemicals–1.01%
Dow	4,629	295,978
DuPont de Nemours	17,200	1,329,216
		1,625,194
Communications Equipment–1.88%
Cisco Systems	32,072	1,658,443
Motorola Solutions	7,300	1,372,765
		3,031,208
Consumer Finance–0.77%
Discover Financial Services	13,000	1,234,870
		1,234,870
Diversified Telecommunication Services–1.23%
AT&T	7,188	217,581
Verizon Communications	30,188	1,755,432
		1,973,013
Electric Utilities–0.92%
Edison International	23,000	1,347,800
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Electric Utilities (continued)
PPL	4,613	$ 133,039
		1,480,839
Entertainment–0.93%
†Take-Two Interactive Software	1,426	251,974
†Walt Disney	6,710	1,238,129
		1,490,103
Equity Real Estate Investment Trusts–3.48%
Agree Realty	353	23,760
Alexandria Real Estate Equities	580	95,294
American Homes 4 Rent Class A	978	32,607
Americold Realty Trust	1,011	38,893
AvalonBay Communities	400	73,804
Boston Properties	714	72,300
Brixmor Property Group	2,924	59,153
Camden Property Trust	349	38,359
CareTrust REIT	972	22,633
†Colony Capital	10,261	66,491
Cousins Properties	1,199	42,385
Digital Realty Trust	831	117,038
Douglas Emmett	466	14,632
Duke Realty	962	40,337
Equinix	337	229,022
Equity LifeStyle Properties	849	54,030
Equity Residential	19,356	1,386,470
Essex Property Trust	376	102,212
Extra Space Storage	760	100,738
Federal Realty Investment Trust	145	14,710
Four Corners Property Trust	1,356	37,154
Gaming and Leisure Properties	1,180	50,067
Healthcare Trust of America Class A	2,195	60,538
Healthpeak Properties	1,651	52,403
Highwoods Properties	1,076	46,203
†Host Hotels & Resorts	1,137	19,158
Invitation Homes	3,261	104,319
Iron Mountain	7,605	281,461
Kilroy Realty	678	44,497
Kimco Realty	2,877	53,944
Lexington Realty Trust	4,225	46,940
Life Storage	705	60,595
Medical Properties Trust	9,688	206,161
Mid-America Apartment Communities	141	20,355
National Retail Properties	894	39,399
†Outfront Media	408	8,907
Prologis	2,859	303,054
LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Public Storage	419	$ 103,392
QTS Realty Trust Class A	800	49,632
Realty Income	1,615	102,552
Regency Centers	674	38,223
Sabra Health Care REIT	2,115	36,716
Simon Property Group	3,830	435,739
SITE Centers	3,370	45,697
Spirit Realty Capital	705	29,963
STORE Capital	1,411	47,268
Sun Communities	461	69,168
Terreno Realty	399	23,050
UDR	1,900	83,334
Ventas	1,458	77,770
VICI Properties	7,745	218,719
Weingarten Realty Investors	768	20,667
Welltower	1,787	128,003
WP Carey	384	27,172
		5,597,088
Food & Staples Retailing–0.05%
Kroger	2,053	73,888
		73,888
Food Products–2.62%
Archer-Daniels-Midland	22,600	1,288,200
Conagra Brands	36,300	1,364,880
Kellogg	2,884	182,557
Mondelez International Class A	23,600	1,381,308
		4,216,945
Health Care Equipment & Supplies–0.16%
Smith & Nephew	13,290	252,472
		252,472
Health Care Providers & Services–3.39%
AmerisourceBergen	2,474	292,105
Cardinal Health	22,800	1,385,100
Cigna	5,500	1,329,570
CVS Health	18,308	1,377,311
Humana	643	269,578
†Molina Healthcare	1,202	280,979
UnitedHealth Group	1,381	513,829
		5,448,472
Household Durables–0.31%
Newell Brands	8,334	223,185
Whirlpool	1,264	278,522
		501,707
Household Products–0.37%
Clorox	1,264	243,800
Colgate-Palmolive	1,753	138,189
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Products (continued)
Kimberly-Clark	1,547	$ 215,111
		597,100
Industrial Conglomerates–0.84%
Honeywell International	6,222	1,350,610
		1,350,610
Insurance–2.12%
American International Group	26,700	1,233,807
MetLife	26,846	1,631,968
Principal Financial Group	4,560	273,418
Prudential Financial	2,982	271,660
		3,410,853
Interactive Media & Services–0.32%
†Alphabet Class A	35	72,188
†Alphabet Class C	94	194,451
†Facebook Class A	839	247,111
		513,750
Internet & Direct Marketing Retail–0.73%
†Amazon.com	277	857,060
eBay	5,228	320,163
		1,177,223
IT Services–2.14%
Cognizant Technology Solutions Class A	17,041	1,331,243
Fidelity National Information Services	9,182	1,291,081
International Business Machines	2,499	333,017
Paychex	2,417	236,914
Western Union	10,139	250,028
		3,442,283
Leisure Products–0.14%
Sturm Ruger	3,432	226,752
		226,752
Machinery–0.87%
Caterpillar	6,041	1,400,727
		1,400,727
Media–0.82%
Comcast Class A	23,247	1,257,895
ViacomCBS Class B	1,511	68,146
		1,326,041
Multiline Retail–0.87%
†Dollar Tree	12,200	1,396,412
		1,396,412

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels–1.02%
ConocoPhillips	21,370	$ 1,131,969
Kinder Morgan	14,282	237,795
Williams	11,474	271,819
		1,641,583
Pharmaceuticals–3.48%
Eli Lilly & Co	1,188	221,942
Johnson & Johnson	11,885	1,953,300
Merck & Co.	22,598	1,742,080
Pfizer	10,028	363,314
†Viatris	94,010	1,313,320
		5,593,956
Real Estate Management & Development–0.09%
†eXp World Holdings	3,125	142,344
		142,344
Semiconductors & Semiconductor Equipment–2.50%
Broadcom	3,802	1,762,835
†Enphase Energy	1,714	277,942
Lam Research	599	356,549
†Maxim Integrated Products	3,191	291,562
Monolithic Power Systems	720	254,311
NVIDIA	904	482,673
QUALCOMM	2,445	324,183
†Xilinx	2,156	267,128
		4,017,183
Software–2.27%
†Adobe	771	366,510
†Dropbox Class A	9,907	264,121
Microsoft	6,132	1,445,742
Oracle	19,100	1,340,247
†Paycom Software	640	236,838
		3,653,458
Specialty Retail–2.36%
Best Buy	2,567	294,717
Buckle	7,426	291,693
Home Depot	1,855	566,239
Lowe's	9,754	1,855,016
Ross Stores	1,458	174,829
TJX	4,469	295,624
Tractor Supply	1,826	323,348
		3,801,466
Technology Hardware, Storage & Peripherals–1.31%
Apple	12,022	1,468,488
HP	9,779	310,483
NetApp	4,445	323,018
		2,101,989
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Tobacco–0.19%
Philip Morris International	3,437	$ 304,999
		304,999
Total U.S. Markets (Cost $55,233,597)		71,470,667
§DEVELOPED MARKETS–7.88%
Beverages–0.79%
Asahi Group Holdings	7,900	332,838
Diageo	19,830	817,258
Kirin Holdings	6,600	126,397
		1,276,493
Chemicals–0.39%
Air Liquide	3,820	624,024
		624,024
Commercial Services & Supplies–0.54%
Secom	3,300	277,561
Securitas Class B	34,540	587,304
		864,865
Diversified Telecommunication Services–0.23%
Orange	30,120	371,055
		371,055
Equity Real Estate Investment Trusts–0.14%
Apartment Income REIT	125	5,345
Apartment Investment and Management Class A	125	768
Omega Healthcare Investors	5,829	213,516
		219,629
Food & Staples Retailing–0.75%
Koninklijke Ahold Delhaize	17,830	496,594
Lawson	4,500	220,682
Seven & i Holdings	12,100	487,716
		1,204,992
Food Products–0.86%
Danone	10,390	712,784
Nestle	6,050	674,292
		1,387,076
Health Care Providers & Services–0.41%
Fresenius Medical Care & Co.	8,950	658,288
		658,288
Hotels, Restaurants & Leisure–0.28%
†Sodexo	4,620	443,074
		443,074

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Household Products–0.19%
Essity Class B	9,670	$ 305,487
		305,487
Internet & Direct Marketing Retail–0.03%
†MercadoLibre	34	50,053
		50,053
IT Services–0.18%
†Amadeus IT Group	4,120	291,727
		291,727
Media–0.31%
Publicis Groupe	8,230	502,255
		502,255
Mortgage Real Estate Investment Trusts (REITs)–0.13%
AGNC Investment	12,691	212,701
		212,701
Multiline Retail–0.09%
†Next	1,320	143,142
		143,142
Personal Products–0.25%
Kao	6,100	402,884
		402,884
Pharmaceuticals–0.78%
Novo Nordisk Class B	9,760	661,232
Roche Holding	1,820	588,181
		1,249,413
Software–0.26%
SAP	3,440	421,239
		421,239
Specialty Retail–0.19%
†Hennes & Mauritz Class B	13,430	302,555
		302,555
Textiles, Apparel & Luxury Goods–0.59%
†Adidas	1,280	399,581
Swatch Group	1,920	552,344
		951,925
Tobacco–0.19%
Altria Group	5,941	303,941
		303,941
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services–0.30%
KDDI	15,700	$ 481,386
		481,386
Total Developed Markets (Cost $12,084,469)		12,668,204
Total Common Stock (Cost $67,318,066)		84,138,871

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.00%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	20	23
Total Agency Collateralized Mortgage Obligations (Cost $20)		23
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.59%
•FREMF Mortgage Trust
Series 2011-K15 B 4.99% 8/25/44	10,000	10,096
Series 2012-K22 B 3.69% 8/25/45	35,000	36,373
Series 2013-K24 B 3.51% 11/25/45	260,000	270,246
Series 2014-K717 B 3.63% 11/25/47	435,000	439,251
Series 2014-K717 C 3.63% 11/25/47	150,000	151,380
Series 2017-K71 B 3.75% 11/25/50	35,000	37,590
Total Agency Commercial Mortgage-Backed Securities (Cost $931,630)		944,936
AGENCY MORTGAGE-BACKED SECURITIES–10.90%
Fannie Mae S.F. 15 yr 2.00% 3/1/36	352,627	362,961
Fannie Mae S.F. 20 yr
2.00% 3/1/41	160,478	162,667
2.00% 4/1/41	72,000	72,982
3.00% 12/1/37	244,733	256,309
3.00% 1/1/38	197,383	206,193
Fannie Mae S.F. 30 yr
2.00% 12/1/50	436,534	436,420
2.00% 1/1/51	247,822	247,568
2.00% 2/1/51	231,836	231,716
2.00% 3/1/51	332,423	332,027
2.50% 10/1/50	59,254	60,861
2.50% 1/1/51	207,339	212,963
2.50% 2/1/51	420,184	431,581

LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 1/1/47	9,176	$ 9,709
3.00% 7/1/47	792,857	832,019
3.00% 10/1/47	83,073	85,185
3.00% 2/1/48	468,931	495,716
3.00% 3/1/48	226,653	238,727
3.00% 11/1/48	91,773	96,100
3.00% 10/1/49	38,164	39,848
3.00% 3/1/50	8,223	8,700
3.00% 6/1/50	159,212	165,865
3.00% 7/1/50	188,350	197,496
3.00% 8/1/50	271,478	284,637
3.00% 9/1/50	107,544	112,246
3.50% 7/1/47	157,704	170,810
3.50% 2/1/48	627,310	673,616
3.50% 11/1/48	102,216	108,114
3.50% 12/1/49	791,057	850,561
3.50% 1/1/50	213,403	225,444
3.50% 3/1/50	111,908	118,453
4.00% 6/1/48	95,095	103,941
4.50% 6/1/40	9,353	10,390
4.50% 7/1/40	11,946	12,930
4.50% 2/1/41	46,131	51,737
4.50% 8/1/41	24,547	27,674
4.50% 10/1/45	42,884	47,668
4.50% 5/1/46	55,144	62,090
4.50% 4/1/48	306,894	345,564
4.50% 12/1/48	92,110	100,354
4.50% 1/1/49	286,729	317,392
4.50% 1/1/50	78,727	86,395
5.50% 5/1/44	425,929	498,251
6.00% 6/1/41	87,011	103,939
6.00% 7/1/41	153,904	184,041
Fannie Mae S.F. 30 yr TBA
2.00% 4/14/51	1,197,000	1,194,756
2.50% 4/14/51	115,000	118,010
Freddie Mac S.F. 15 yr
1.50% 3/1/36	256,465	258,260
2.00% 12/1/35	267,653	276,162
Freddie Mac S.F. 20 yr
2.00% 3/1/41	184,291	186,806
2.00% 4/1/41	165,000	167,251
Freddie Mac S.F. 30 yr
2.50% 9/1/50	306,080	314,733
2.50% 10/1/50	1,414,265	1,453,262
2.50% 2/1/51	90,244	93,432
3.00% 8/1/48	100,983	106,680
3.00% 11/1/49	14,141	14,752
3.00% 12/1/49	14,993	15,658
3.00% 1/1/50	55,346	58,180
3.50% 11/1/48	803,315	866,772
4.00% 10/1/47	173,812	187,527
4.50% 7/1/45	80,538	90,485
4.50% 8/1/48	383,097	420,581
4.50% 12/1/48	811,630	889,875
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 1/1/49	57,589	$ 64,345
4.50% 3/1/49	58,528	63,962
4.50% 4/1/49	73,991	81,867
4.50% 8/1/49	145,890	161,899
5.50% 9/1/41	66,985	78,617
GNMA I S.F. 30 yr 3.00% 3/15/50	53,915	56,467
GNMA II S.F. 30 yr 5.50% 5/20/37	2,758	3,146
GNMA II S.F. 30 yr TBA 3.00% 4/1/51	614,000	639,639
Total Agency Mortgage-Backed Securities (Cost $17,257,206)		17,542,984
CORPORATE BONDS–19.93%
Advertising–0.03%
Terrier Media Buyer 8.88% 12/15/27	45,000	48,422
		48,422
Aerospace & Defense–0.42%
Lockheed Martin 1.85% 6/15/30	500,000	486,882
Teledyne Technologies
2.25% 4/1/28	75,000	74,639
2.75% 4/1/31	65,000	64,763
TransDigm 6.25% 3/15/26	45,000	47,709
		673,993
Agriculture–0.17%
BAT Capital 2.26% 3/25/28	75,000	73,841
BAT International Finance 1.67% 3/25/26	45,000	44,540
Bunge Limited Finance 1.63% 8/17/25	155,000	155,068
		273,449
Airlines–0.19%
Delta Air Lines 7.38% 1/15/26	110,000	128,622
Mileage Plus Holdings 6.50% 6/20/27	50,000	54,812
Southwest Airlines
5.13% 6/15/27	65,000	74,729
5.25% 5/4/25	45,000	51,202
		309,365
Apparel–0.02%
Levi Strauss & Co 3.50% 3/1/31	42,000	40,530
		40,530
Auto Manufacturers–0.24%
Allison Transmission 5.88% 6/1/29	65,000	71,066
Ford Motor 9.00% 4/22/25	40,000	48,445

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial
2.35% 1/8/31	20,000	$ 19,099
4.35% 4/9/25	210,000	230,332
5.25% 3/1/26	18,000	20,621
		389,563
Banks–4.02%
μBank of America
1.66% 3/11/27	70,000	70,211
1.90% 7/23/31	145,000	136,204
2.68% 6/19/41	340,000	318,302
2.83% 10/24/51	15,000	13,771
Bank of Montreal 1.85% 5/1/25	445,000	456,136
Barclays 5.20% 5/12/26	415,000	469,037
μCredit Suisse Group 3.87% (LIBOR03M + 1.41%) 1/12/29	475,000	509,329
Goldman Sachs Group
μ1.99% 1/27/32	45,000	42,707
2.60% 2/7/30	50,000	50,608
3.50% 4/1/25	255,000	276,270
μJPMorgan Chase & Co.
1.04% 2/4/27	25,000	24,384
1.95% 2/4/32	30,000	28,433
2.52% 4/22/31	55,000	54,884
3.11% 4/22/41	30,000	29,830
4.02% 12/5/24	265,000	287,504
4.60% 2/1/25	60,000	60,675
5.00% 8/1/24	125,000	129,219
KeyBank 3.40% 5/20/26	250,000	269,498
Morgan Stanley
•1.41% (LIBOR03M + 1.22%) 5/8/24	100,000	101,562
μ1.79% 2/13/32	5,000	4,667
μ3.62% 4/1/31	45,000	48,859
5.00% 11/24/25	270,000	310,306
μ5.88% 9/15/26	165,000	185,625
μNatwest Group 8.63% 8/15/21	200,000	204,750
PNC Financial Services Group 2.60% 7/23/26	550,000	581,009
Popular 6.13% 9/14/23	95,000	102,600
State Street
3.10% 5/15/23	25,000	26,367
3.30% 12/16/24	480,000	523,406
SVB Financial Group 1.80% 2/2/31	30,000	27,661
μTruist Bank 2.64% 9/17/29	522,000	546,811
μTruist Financial 4.95% 9/1/25	65,000	70,444
US Bancorp
3.00% 7/30/29	70,000	73,352
3.10% 4/27/26	65,000	69,742
3.38% 2/5/24	165,000	177,822
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 4/26/21	86,000	$ 82,560
μWells Fargo & Co. 3.90% 3/15/26	95,000	95,941
		6,460,486
Beverages–0.33%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	285,000	313,355
4.15% 1/23/25	90,000	100,017
4.50% 6/1/50	55,000	62,404
Cott Holdings 5.50% 4/1/25	60,000	61,668
		537,444
Biotechnology–0.34%
Amgen 2.20% 2/21/27	25,000	25,646
Gilead Sciences 4.15% 3/1/47	410,000	455,863
Regeneron Pharmaceuticals 1.75% 9/15/30	35,000	32,369
Royalty Pharma 1.75% 9/2/27	30,000	29,132
		543,010
Building Materials–0.03%
Standard Industries 3.38% 1/15/31	43,000	40,743
		40,743
Chemicals–0.31%
Chemours 5.75% 11/15/28	40,000	42,117
INEOS Quattro Finance 3.38% 1/15/26	200,000	200,000
LyondellBasell Industries 4.63% 2/26/55	135,000	150,104
Olin
5.00% 2/1/30	55,000	57,612
5.13% 9/15/27	45,000	46,575
		496,408
Commercial Services–0.43%
Ashtead Capital 5.25% 8/1/26	200,000	209,820
Global Payments 2.65% 2/15/25	274,000	287,886
Legends Hospitality Holding 5.00% 2/1/26	30,000	30,525
Prime Security Services Borrower 5.75% 4/15/26	60,000	64,923
Service International 4.63% 12/15/27	55,000	57,956
United Rentals North America 3.88% 2/15/31	46,000	46,230
		697,340
Computers–0.45%
Apple 2.05% 9/11/26	435,000	450,351

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
International Business Machines 3.00% 5/15/24	250,000	$ 268,062
		718,413
Distribution/Wholesale–0.06%
Avient 5.75% 5/15/25	22,000	23,375
H&E Equipment Services 3.88% 12/15/28	25,000	24,313
Univar Solutions 5.13% 12/1/27	55,000	57,234
		104,922
Diversified Financial Services–1.15%
AerCap Ireland Capital 4.45% 4/3/26	325,000	351,863
Air Lease
2.88% 1/15/26	410,000	425,424
3.00% 2/1/30	90,000	88,084
Ally Financial 5.75% 11/20/25	135,000	153,370
μCharles Schwab
4.00% 6/1/26	35,000	35,518
4.00% 12/1/30	30,000	29,490
Jefferies Group
4.15% 1/23/30	475,000	521,528
6.45% 6/8/27	25,000	31,162
6.50% 1/20/43	15,000	19,168
Mastercard
3.30% 3/26/27	135,000	148,393
3.85% 3/26/50	15,000	16,997
VistaJet Malta Finance / XO Management Holding 10.50% 6/1/24	20,000	21,800
		1,842,797
Electric–1.94%
AEP Texas 3.45% 1/15/50	20,000	19,512
Calpine
5.00% 2/1/31	40,000	39,040
5.25% 6/1/26	27,000	27,763
Duke Energy Indiana
2.75% 4/1/50	125,000	112,097
3.25% 10/1/49	275,000	271,389
μEdison International 5.38% 3/15/26	40,000	40,552
Entergy Louisiana 4.95% 1/15/45	20,000	21,687
Entergy Mississippi 2.85% 6/1/28	165,000	171,566
Entergy Texas 3.55% 9/30/49	325,000	322,868
Evergy Kansas Central 3.45% 4/15/50	80,000	80,917
FirstEnergy Transmission 4.55% 4/1/49	25,000	26,364
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
National Rural Utilities Cooperative Finance 2.85% 1/27/25	330,000	$ 349,030
Nevada Power 3.13% 8/1/50	165,000	158,399
NextEra Energy Capital Holdings
2.90% 4/1/22	145,000	148,652
3.15% 4/1/24	160,000	170,558
NRG Energy 3.63% 2/15/31	95,000	92,625
Pacific Gas and Electric 3.25% 6/1/31	15,000	14,934
PacifiCorp
2.70% 9/15/30	15,000	15,369
3.30% 3/15/51	20,000	19,715
PG&E 5.25% 7/1/30	45,000	47,700
Southern California Edison
4.00% 4/1/47	85,000	87,560
4.88% 3/1/49	130,000	150,908
Southwestern Electric Power 4.10% 9/15/28	460,000	509,092
WEC Energy Group 1.80% 10/15/30	40,000	37,281
Xcel Energy
2.60% 12/1/29	25,000	25,217
3.50% 12/1/49	160,000	160,105
		3,120,900
Engineering & Construction–0.05%
PowerTeam Services 9.03% 12/4/25	80,000	88,200
		88,200
Entertainment–0.11%
Caesars Entertainment 6.25% 7/1/25	85,000	90,611
Scientific Games International 8.25% 3/15/26	53,000	56,842
Six Flags Entertainment 4.88% 7/31/24	30,000	30,289
		177,742
Environmental Control–0.05%
Covanta Holding 5.88% 7/1/25	60,000	62,100
GFL Environmental 3.75% 8/1/25	15,000	15,225
		77,325
Food–0.23%
JBS USA Finance 6.50% 4/15/29	40,000	45,180
Kraft Heinz Foods 5.20% 7/15/45	80,000	92,524
Pilgrim's Pride
5.75% 3/15/25	75,000	76,545
5.88% 9/30/27	31,000	33,223

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Post Holdings
5.63% 1/15/28	60,000	$ 63,134
5.75% 3/1/27	55,000	57,847
		368,453
Food Service–0.04%
Aramark Services 5.00% 2/1/28	55,000	57,076
		57,076
Gas–0.02%
NiSource 0.95% 8/15/25	30,000	29,429
		29,429
Health Care Products–0.08%
Hill-Rom Holdings
4.38% 9/15/27	30,000	30,900
5.00% 2/15/25	20,000	20,540
Ortho-Clinical Diagnostics / Ortho-Clinical Diagnostics 7.25% 2/1/28	21,000	23,009
Stryker 1.95% 6/15/30	55,000	53,074
		127,523
Health Care Services–0.42%
Centene
3.38% 2/15/30	65,000	65,609
4.63% 12/15/29	65,000	70,350
5.38% 8/15/26	60,000	63,294
Community Health Systems
4.75% 2/15/31	10,000	9,769
6.63% 2/15/25	40,000	42,225
DaVita 4.63% 6/1/30	40,000	40,754
Encompass Health
5.13% 3/15/23	5,000	5,005
5.75% 9/15/25	5,000	5,165
HCA
5.38% 2/1/25	45,000	50,198
5.88% 2/15/26	135,000	154,744
New York and Presbyterian Hospital 4.06% 8/1/56	40,000	46,300
Tenet Healthcare
5.13% 5/1/25	65,000	65,913
6.13% 10/1/28	45,000	46,969
Universal Health Services 5.00% 6/1/26	10,000	10,250
		676,545
Insurance–0.09%
HUB International 7.00% 5/1/26	55,000	57,113
USIS 6.88% 5/1/25	85,000	86,487
		143,600
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet–0.32%
Amazon.com
1.20% 6/3/27	25,000	$ 24,457
1.50% 6/3/30	375,000	357,330
Go Daddy Operating Company 3.50% 3/1/29	45,000	44,213
Netflix 5.88% 11/15/28	80,000	96,766
		522,766
Iron & Steel–0.05%
Steel Dynamics 5.00% 12/15/26	80,000	84,115
		84,115
Leisure Time–0.09%
Carnival
5.75% 3/1/27	25,000	25,656
7.63% 3/1/26	66,000	70,904
Royal Caribbean Cruises 5.50% 4/1/28	50,000	50,250
		146,810
Lodging–0.24%
Boyd Gaming 6.38% 4/1/26	105,000	108,412
Hilton Domestic Operating 4.00% 5/1/31	50,000	50,000
Hilton Worldwide Finance 4.88% 4/1/27	90,000	93,938
MGM Resorts International 4.75% 10/15/28	15,000	15,493
Wyndham Hotels & Resorts 4.38% 8/15/28	114,000	115,311
		383,154
Machinery Construction & Mining–0.22%
Caterpillar
2.60% 4/9/30	240,000	245,660
3.25% 4/9/50	55,000	56,200
Terex 5.00% 5/15/29	50,000	51,760
		353,620
Machinery Diversified–0.43%
Otis Worldwide
2.57% 2/15/30	620,000	624,461
3.11% 2/15/40	60,000	59,068
3.36% 2/15/50	10,000	9,760
		693,289
Media–1.37%
AMC Networks 4.25% 2/15/29	105,000	102,112
CCO Holdings
4.50% 8/15/30	35,000	35,672
5.13% 5/1/27	40,000	42,293
5.38% 6/1/29	35,000	37,538
5.88% 5/1/27	55,000	56,760

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CCO Holdings / CCO Holdings Capital 4.50% 5/1/32	10,000	$ 10,125
Charter Communications Operating 3.70% 4/1/51	45,000	42,089
Comcast
3.20% 7/15/36	105,000	109,500
3.75% 4/1/40	180,000	197,497
CSC Holdings 5.25% 6/1/24	11,000	11,866
Discovery Communications 4.13% 5/15/29	420,000	463,889
Gray Television 4.75% 10/15/30	105,000	104,081
Sinclair Television Group 5.13% 2/15/27	40,000	39,050
Sirius XM Radio 5.00% 8/1/27	85,000	89,169
Time Warner Cable 7.30% 7/1/38	165,000	229,185
Time Warner Entertainment 8.38% 3/15/23	65,000	74,514
ViacomCBS
4.38% 3/15/43	490,000	528,742
4.95% 1/15/31	30,000	35,381
		2,209,463
Mining–0.62%
First Quantum Minerals 7.50% 4/1/25	200,000	206,500
Freeport-McMoRan
4.55% 11/14/24	50,000	54,662
5.45% 3/15/43	50,000	60,150
New Gold 7.50% 7/15/27	45,000	46,607
Newmont
2.25% 10/1/30	95,000	92,543
2.80% 10/1/29	520,000	534,417
		994,879
Miscellaneous Manufacturing–0.07%
Bombardier
6.00% 10/15/22	50,000	50,000
7.88% 4/15/27	20,000	19,614
Koppers 6.00% 2/15/25	45,000	46,385
		115,999
Oil & Gas–0.73%
Apache
4.75% 4/15/43	28,000	25,970
4.88% 11/15/27	20,000	20,500
Ascent Resources Utica Holdings 7.00% 11/1/26	45,000	44,972
Chevron 3.90% 11/15/24	55,000	60,559
CNX Resources
6.00% 1/15/29	45,000	46,763
7.25% 3/14/27	20,000	21,482
Marathon Oil 4.40% 7/15/27	520,000	572,426
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Murphy Oil
5.88% 12/1/27	28,000	$ 27,440
6.38% 7/15/28	75,000	75,054
Occidental Petroleum
3.00% 2/15/27	25,000	23,524
3.40% 4/15/26	25,000	24,275
3.50% 8/15/29	25,000	23,458
6.13% 1/1/31	40,000	44,168
6.45% 9/15/36	20,000	22,075
6.63% 9/1/30	40,000	44,952
PDC Energy 5.75% 5/15/26	50,000	51,863
Southwestern Energy 7.75% 10/1/27	45,000	48,094
		1,177,575
Oil & Gas Services–0.06%
TechnipFMC 6.50% 2/1/26	85,000	88,939
		88,939
Packaging & Containers–0.07%
Crown Americas 4.75% 2/1/26	67,000	69,479
Reynolds Group Issue 4.00% 10/15/27	45,000	44,100
		113,579
Pharmaceuticals–0.73%
AbbVie
2.95% 11/21/26	30,000	31,940
4.05% 11/21/39	217,000	242,955
Bausch Health 5.50% 11/1/25	90,000	92,464
Bristol-Myers Squibb 2.90% 7/26/24	310,000	331,222
Cigna
2.40% 3/15/30	35,000	34,704
3.20% 3/15/40	30,000	29,999
CVS Health
1.88% 2/28/31	15,000	14,089
3.75% 4/1/30	35,000	38,180
4.30% 3/25/28	237,000	269,133
4.78% 3/25/38	70,000	82,613
		1,167,299
Pipelines–0.83%
Cheniere Corpus Christi Holdings 5.13% 6/30/27	65,000	74,335
Crestwood Midstream Partners 6.00% 2/1/29	45,000	44,325
DCP Midstream Operating 5.13% 5/15/29	65,000	69,124
Energy Transfer Operating
5.25% 4/15/29	140,000	159,360
6.25% 4/15/49	165,000	193,678
EQM Midstream Partners
4.75% 1/15/31	30,000	29,100

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
EQM Midstream Partners (continued)
6.50% 7/1/27	45,000	$ 48,926
Genesis Energy
7.75% 2/1/28	75,000	75,023
8.00% 1/15/27	45,000	45,563
Kinder Morgan 3.60% 2/15/51	45,000	41,929
MPLX
1.75% 3/1/26	30,000	30,046
4.00% 3/15/28	85,000	93,871
4.13% 3/1/27	105,000	116,563
4.70% 4/15/48	35,000	37,867
5.50% 2/15/49	115,000	135,105
NuStar Logistics 5.63% 4/28/27	70,000	73,227
Targa Resources Partners 5.38% 2/1/27	20,000	20,741
Tennessee Gas Pipeline 2.90% 3/1/30	30,000	29,871
Western Gas Partners 4.75% 8/15/28	20,000	20,900
		1,339,554
Real Estate Investment Trusts–0.46%
American Tower 1.88% 10/15/30	480,000	449,048
Crown Castle International 1.05% 7/15/26	45,000	43,570
CubeSmart 3.00% 2/15/30	35,000	35,547
Global Net Lease / Global Net Lease Operating Partnership 3.75% 12/15/27	10,000	9,747
Iron Mountain 4.50% 2/15/31	75,000	74,145
MGM Growth Properties Operating Partnership 5.75% 2/1/27	110,000	121,268
		733,325
Retail–0.33%
Home Depot 2.70% 4/15/30	270,000	281,464
L Brands
6.88% 11/1/35	45,000	53,631
6.95% 3/1/33	30,000	33,450
Lowe's Companies
1.70% 10/15/30	40,000	37,572
3.00% 10/15/50	65,000	60,627
Murphy Oil
3.75% 2/15/31	40,000	39,317
4.75% 9/15/29	20,000	21,000
		527,061
Semiconductors–0.18%
NXP
4.30% 6/18/29	8,000	8,947
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP (continued)
4.88% 3/1/24	250,000	$ 277,864
		286,811
Software–0.20%
Oracle
2.88% 3/25/31	55,000	55,986
2.95% 4/1/30	65,000	67,025
3.65% 3/25/41	30,000	30,358
3.95% 3/25/51	30,000	30,926
SS&C Technologies 5.50% 9/30/27	130,000	138,456
		322,751
Telecommunications–1.52%
Altice France 7.38% 5/1/26	200,000	208,020
AT&T
3.10% 2/1/43	44,000	41,055
3.50% 6/1/41	30,000	29,593
3.50% 9/15/53	85,000	78,552
CommScope Technologies 5.00% 3/15/27	55,000	54,485
Consolidated Communications
5.00% 10/1/28	20,000	20,156
6.50% 10/1/28	20,000	21,603
Front Range BidCo 6.13% 3/1/28	90,000	92,362
Frontier Communications 5.88% 10/15/27	40,000	42,400
Level 3 Financing
3.63% 1/15/29	10,000	9,687
4.25% 7/1/28	75,000	75,848
Sprint
7.13% 6/15/24	45,000	51,806
7.88% 9/15/23	54,000	61,722
T-Mobile
2.63% 4/15/26	25,000	25,470
3.38% 4/15/29	25,000	25,187
3.50% 4/15/31	15,000	15,112
T-Mobile USA
2.55% 2/15/31	25,000	24,492
3.00% 2/15/41	60,000	55,689
3.50% 4/15/25	45,000	48,550
3.75% 4/15/27	45,000	49,192
3.88% 4/15/30	160,000	173,658
Verizon Communications
2.10% 3/22/28	20,000	20,084
2.55% 3/21/31	40,000	39,964
3.40% 3/22/41	35,000	35,531
3.55% 3/22/51	35,000	34,951
4.50% 8/10/33	350,000	406,532
4.52% 9/15/48	95,000	110,189
Vodafone Group
4.25% 9/17/50	210,000	231,352

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vodafone Group (continued)
4.88% 6/19/49	230,000	$ 273,283
Zayo Group Holdings 4.00% 3/1/27	90,000	88,425
		2,444,950
Transportation–0.04%
Union Pacific 3.25% 2/5/50	65,000	64,009
		64,009
Trucking & Leasing–0.13%
μAerCap Global Aviation Trust 6.50% 6/15/45	200,000	208,500
		208,500
Water–0.02%
Essential Utilities 2.70% 4/15/30	30,000	30,239
		30,239
Total Corporate Bonds (Cost $31,174,927)		32,052,365
MUNICIPAL BOND–0.01%
South Carolina Public Service Authority Series D 4.77% 12/1/45	10,000	12,001
Total Municipal Bond (Cost $11,234)		12,001
NON-AGENCY ASSET-BACKED SECURITIES–1.78%
•AMMC CLO
Series 2017-21A A 1.45% (LIBOR03M + 1.25%) 11/2/30	100,000	100,008
Series 2018-22A A 1.25% (LIBOR03M + 1.03%) 4/25/31	100,000	99,698
•Apex Credit CLO Series 2018-1A A2 1.25% (LIBOR03M + 1.03%) 4/25/31	100,000	99,343
•Cedar Funding IX CLO Series 2018-9A A1 1.20% (LIBOR03M + 0.98%) 4/20/31	500,000	500,002
•Cedar Funding VIII CLO Series 2017-8A A1 1.47% (LIBOR03M + 1.25%) 10/17/30	250,000	250,013
•CFIP CLO Series 2017-1A A 1.44% (LIBOR03M + 1.22%) 1/18/30	250,000	249,327
HOA Funding Series 2014-1A A2 4.85% 8/20/44	43,500	43,010
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Man GLG US CLO Series 2018-1A A1R 1.36% (LIBOR03M + 1.14%) 4/22/30	250,000	$ 248,688
Mercedes-Benz Master Owner Trust Series 2019-BA A 2.61% 5/15/24	100,000	102,556
•OCP CLO Series 2017-13A A1A 1.50% (LIBOR03M + 1.26%) 7/15/30	250,000	250,018
•Octagon Investment Partners 33 Series 2017-1A A1 1.41% (LIBOR03M + 1.19%) 1/20/31	250,000	250,001
•Sound Point CLO XXI Series 2018-3A A1A 1.40% (LIBOR03M + 1.18%) 10/26/31	250,000	249,803
Tesla Auto Lease Trust Series 2021-A A2 0.36% 3/20/25	160,000	159,983
•Towd Point Mortgage Trust Series 2015-5 A1B 2.75% 5/25/55	6,642	6,658
•Venture XXVIII CLO Series 2017-28A A2 1.33% (LIBOR03M + 1.11%) 7/20/30	250,000	249,640
Total Non-Agency Asset-Backed Securities (Cost $2,851,108)		2,858,748
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.05%
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	5,142	5,245
JP Morgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	10,132	10,399
•JPMorgan Mortgage Trust Series 2014-2 B2 3.41% 6/25/29	57,683	59,517
•Sequoia Mortgage Trust Series 2015-1 B2 3.89% 1/25/45	8,630	9,013
Total Non-Agency Collateralized Mortgage Obligations (Cost $82,003)		84,174
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.97%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	76,278
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	54,405

LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK (continued)
Series 2019-BN20 A3 3.01% 9/15/62	395,000	$ 416,372
Benchmark Mortgage Trust
•Series 2019-B10 B 4.18% 3/15/62	225,000	246,921
Series 2020-B20 A5 2.03% 10/15/53	50,000	48,451
Series 2020-B21 A5 1.98% 12/17/53	45,000	43,302
Series 2021-B24 A5 2.58% 3/15/54	47,000	47,594
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	172,536
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	60,000	64,909
Series 2019-CD8 A4 2.91% 8/15/57	400,000	416,210
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	104,373
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	48,729
Series 2016-P3 A4 3.33% 4/15/49	145,000	156,523
Series 2019-C7 A4 3.10% 12/15/72	500,000	530,681
Series 2020-555 A 2.65% 12/10/41	100,000	101,831
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	40,000	41,329
Series 2014-CR19 A5 3.80% 8/10/47	30,000	32,636
Series 2014-CR20 AM 3.94% 11/10/47	85,000	92,065
Series 2015-3BP A 3.18% 2/10/35	100,000	106,225
Series 2015-CR23 A4 3.50% 5/10/48	35,000	38,063
Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	50,000	55,135
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	75,000	80,739
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	200,000	199,710
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	32,931
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2017-GS5 A4 3.67% 3/10/50	65,000	$ 71,613
Series 2019-GC39 A4 3.57% 5/10/52	20,000	21,920
Series 2020-GC47 A5 2.38% 5/12/53	35,000	35,153
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	200,000	218,699
Series 2015-C33 A4 3.77% 12/15/48	220,000	241,337
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	80,120
Series 2017-C7 A5 3.41% 10/15/50	195,000	211,750
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	35,000	35,762
Series 2015-JP1 A5 3.91% 1/15/49	30,000	33,117
Series 2016-JP2 AS 3.06% 8/15/49	60,000	62,612
Series 2016-WIKI A 2.80% 10/5/31	20,000	20,102
Series 2016-WIKI B 3.20% 10/5/31	35,000	34,994
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	15,992	7,943
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	40,000	43,247
Series 2015-C26 A5 3.53% 10/15/48	35,000	38,514
Series 2016-C29 A4 3.33% 5/15/49	35,000	37,916
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	62,003	60,469
Series 2019-L3 A4 3.13% 11/15/52	100,000	105,790
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	71,232
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	63,113
Series 2017-C38 A5 3.45% 7/15/50	70,000	76,379
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,631,114)		4,779,730

LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–7.61%
U.S. Treasury Bonds
1.38% 11/15/40	655,000	$ 557,159
1.63% 11/15/50	30,000	24,998
1.88% 2/15/51	75,000	66,563
4.38% 2/15/38	1,310,000	1,732,680
U.S. Treasury Inflation Indexed Bonds 0.13% 7/15/30	1,132,322	1,228,938
U.S. Treasury Notes
0.75% 3/31/26	3,115,000	3,087,987
1.13% 2/15/31	5,185,000	4,899,015
^U.S. Treasury Strip Principal 0.00% 5/15/44	1,135,000	644,911
Total U.S. Treasury Obligations (Cost $12,753,320)		12,242,251

Number of Shares
EXCHANGE-TRADED FUNDS–2.06%
iShares Core MSCI EAFE ETF	1,300	93,665
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS (continued)
iShares Core MSCI Emerging Markets ETF	24,150	$ 1,554,294
iShares Global Infrastructure ETF	36,030	1,623,872
Vanguard Mega Cap 300 Growth ETF	240	49,697
Total Exchange-Traded Funds (Cost $3,333,725)		3,321,528
MONEY MARKET FUND–2.85%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	4,584,128	4,584,128
Total Money Market Fund (Cost $4,584,128)		4,584,128

TOTAL INVESTMENTS–101.06% (Cost $144,928,481)	162,561,739
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.06%)	(1,711,132)
NET ASSETS APPLICABLE TO 12,934,304 SHARES OUTSTANDING–100.00%	$160,850,607

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
^ Zero coupon security.
LVIP Delaware Wealth Builder Fund–13

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(31)	U.S. Treasury 10 yr Notes	$(4,059,062)	$(4,144,789)	6/21/21	$85,726	$—
(9)	U.S. Treasury 10 yr Ultra Notes	(1,293,188)	(1,338,659)	6/21/21	45,472	—
Total Futures Contracts					$131,198	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LB–Lehman Brothers
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Delaware Wealth Builder Fund–14

LVIP Delaware Wealth Builder Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Wealth Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$3,031,518	$—	$—	$3,031,518
Air Freight & Logistics	320,091	—	—	320,091
Banks	2,883,955	—	—	2,883,955
LVIP Delaware Wealth Builder Fund–15

LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Biotechnology	$698,843	$—	$—	$698,843
Capital Markets	1,511,732	—	—	1,511,732
Chemicals	1,625,194	—	—	1,625,194
Communications Equipment	3,031,208	—	—	3,031,208
Consumer Finance	1,234,870	—	—	1,234,870
Diversified Telecommunication Services	1,973,013	—	—	1,973,013
Electric Utilities	1,480,839	—	—	1,480,839
Entertainment	1,490,103	—	—	1,490,103
Equity Real Estate Investment Trusts	5,597,088	—	—	5,597,088
Food & Staples Retailing	73,888	—	—	73,888
Food Products	4,216,945	—	—	4,216,945
Health Care Equipment & Supplies	252,472	—	—	252,472
Health Care Providers & Services	5,448,472	—	—	5,448,472
Household Durables	501,707	—	—	501,707
Household Products	597,100	—	—	597,100
Industrial Conglomerates	1,350,610	—	—	1,350,610
Insurance	3,410,853	—	—	3,410,853
Interactive Media & Services	513,750	—	—	513,750
Internet & Direct Marketing Retail	1,177,223	—	—	1,177,223
IT Services	3,442,283	—	—	3,442,283
Leisure Products	226,752	—	—	226,752
Machinery	1,400,727	—	—	1,400,727
Media	1,326,041	—	—	1,326,041
Multiline Retail	1,396,412	—	—	1,396,412
Oil, Gas & Consumable Fuels	1,641,583	—	—	1,641,583
Pharmaceuticals	5,593,956	—	—	5,593,956
Real Estate Management & Development	142,344	—	—	142,344
Semiconductors & Semiconductor Equipment	4,017,183	—	—	4,017,183
Software	3,653,458	—	—	3,653,458
Specialty Retail	3,801,466	—	—	3,801,466
Technology Hardware, Storage & Peripherals	2,101,989	—	—	2,101,989
Tobacco	304,999	—	—	304,999
Developed Markets
Beverages	1,276,493	—	—	1,276,493
Chemicals	624,024	—	—	624,024
Commercial Services & Supplies	864,865	—	—	864,865
Diversified Telecommunication Services	371,055	—	—	371,055
Equity Real Estate Investment Trusts	219,629	—	—	219,629
Food & Staples Retailing	1,204,992	—	—	1,204,992
Food Products	1,387,076	—	—	1,387,076
Health Care Providers & Services	658,288	—	—	658,288
Hotels, Restaurants & Leisure	443,074	—	—	443,074
Household Products	305,487	—	—	305,487
Internet & Direct Marketing Retail	50,053	—	—	50,053
IT Services	291,727	—	—	291,727
Media	502,255	—	—	502,255
Mortgage Real Estate Investment Trusts (REITs)	212,701	—	—	212,701
Multiline Retail	143,142	—	—	143,142
Personal Products	402,884	—	—	402,884
Pharmaceuticals	1,249,413	—	—	1,249,413
Software	421,239	—	—	421,239
Specialty Retail	302,555	—	—	302,555
Textiles, Apparel & Luxury Goods	951,925	—	—	951,925
Tobacco	303,941	—	—	303,941
Wireless Telecommunication Services	481,386	—	—	481,386
Agency Collateralized Mortgage Obligation	—	23	—	23
Agency Commercial Mortgage-Backed Securities	—	944,936	—	944,936
LVIP Delaware Wealth Builder Fund–16

LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$17,542,984	$—	$17,542,984
Corporate Bonds	—	32,052,365	—	32,052,365
Municipal Bond	—	12,001	—	12,001
Non-Agency Asset-Backed Securities	—	2,858,748	—	2,858,748
Non-Agency Collateralized Mortgage Obligations	—	84,174	—	84,174
Non-Agency Commercial Mortgage-Backed Securities	—	4,779,730	—	4,779,730
U.S. Treasury Obligations	—	12,242,251	—	12,242,251
Exchange-Traded Funds	3,321,528	—	—	3,321,528
Money Market Fund	4,584,128	—	—	4,584,128
Total Investments	$92,044,527	$70,517,212	$—	$162,561,739
Derivatives:

Assets:
Futures Contracts	$131,198	$—	$—	$131,198
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Wealth Builder Fund–17